Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Current assets
Cash and cash equivalents	$ 7,760	$ 4,828	$ 5,017
Accounts receivable	13,533	7,048	5,726
Investments (Note 6)	18,238
Right of first refusal receivable (Note 4b)		12,000
Asset held for sale (Note 4a)	1,500
Prepaid expenses and other	653	483	267
Total current assets	41,684	24,359	11,010
Non-current assets
Royalty, stream and other interests (Note 4 & 5)	334,210	281,405	198,091
Investments (Note 6)	1,000	7,148	4,458
Deferred financing costs and other	960	1,400	823
Deferred tax asset (Note 13)	1,753	823	823
Total assets	379,607	315,135	215,205
Current liabilities
Trade payables and other	3,285	3,233	2,713
Deferred revenue (Note 4a)	3,333
Dividend payable (Note 8e)		1,196
Total current liabilities	6,618	4,429	2,713
Non-current liabilities
Credit facility (Note 7)	32,000	69,000	12,300
Total liabilities	38,618	73,429	15,013
Capital and reserves
Share capital (Note 8a)	318,530	237,509	187,028
Reserves	10,654	14,009	13,298
Accumulated other comprehensive income	4,326	1,262	2,077
Retained earnings (deficit)	7,479	(11,074)	(2,211)
Total equity	340,989	241,706	200,192
Total liabilities and equity	$ 379,607	$ 315,135	$ 215,205